RELATED PARTY TRANSACTIONS - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 23, 2021	Jun. 23, 2021	Feb. 12, 2021	Jan. 20, 2021	Sep. 01, 2020
RELATED PARTY TRANSACTIONS
Number of shares issued						7,000,000	396,552	1,034,500	103,759
Minimum commitments under the contracts			$ 1,554
Amount of additional minimum required payments to be made			$ 3,139
Pallinghurst
RELATED PARTY TRANSACTIONS
Percentage of interest on issued and outstanding common shares			20.94%	19.18%
Shares issued for interest payment (in shares)	220,471	297,106
Shares issued for interest payment (price per share)	$ 8.62
Accrued interest payable	$ 1,900	$ 2,697
Number of shares issued	7,500,000					66,666	79,311	237,932
Investissement Quebec
RELATED PARTY TRANSACTIONS
Number of shares issued					1,978,750		317,241